Oakmark Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.2%
FINANCIALS – 38.0%
FINANCIAL SERVICES – 23.9%
Capital One Financial Corp.	4,959	$542,366
KKR & Co., Inc.	8,530	477,680
Intercontinental Exchange, Inc.	3,575	404,284
Ally Financial, Inc.	13,359	360,829
Fiserv, Inc. (a)	2,800	353,220
The Charles Schwab Corp.	6,158	349,035
State Street Corp.	4,600	336,613
The Bank of New York Mellon Corp.	6,621	294,746
The Goldman Sachs Group, Inc.	855	275,772
American Express Co.	1,458	253,949
Moody's Corp.	635	220,757
Global Payments, Inc.	1,800	177,336
		4,046,587
BANKS – 9.6%
Wells Fargo & Co.	10,863	463,633
Bank of America Corp.	12,524	359,299
Citigroup, Inc.	6,724	309,582
Truist Financial Corp.	8,200	248,870
First Citizens BancShares, Inc., Class A	185	237,439
		1,618,823
INSURANCE – 4.5%
American International Group, Inc.	6,093	350,579
Willis Towers Watson PLC	1,210	284,955
Reinsurance Group of America, Inc.	922	127,877
		763,411
		6,428,821
COMMUNICATION SERVICES – 14.2%
MEDIA & ENTERTAINMENT – 14.2%
Alphabet, Inc., Class A (a)	4,966	594,466
Comcast Corp., Class A	9,550	396,803
Charter Communications, Inc., Class A (a)	875	321,313
Meta Platforms, Inc., Class A (a)	1,043	299,291
Warner Bros. Discovery, Inc. (a)	21,387	268,193
Pinterest, Inc., Class A (a) (b)	8,550	233,757
Liberty Broadband Corp., Class C (a)	2,020	161,822
The Walt Disney Co. (a)	1,450	129,456
		2,405,101
CONSUMER DISCRETIONARY – 12.1%
AUTOMOBILES & COMPONENTS – 5.1%
General Motors Co.	10,362	399,559
BorgWarner, Inc.	6,000	293,460
Magna International, Inc.	3,162	178,469
		871,488
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL –– 1.3%
Amazon.com, Inc. (a)	2,780	362,401
eBay, Inc.	4,253	190,057
		552,458
CONSUMER SERVICES – 2.0%
Booking Holdings, Inc. (a)	69	185,243
Hilton Worldwide Holdings, Inc.	1,049	152,696
		337,939
CONSUMER DURABLES & APPAREL – 1.7%
PulteGroup, Inc. (b)	3,754	291,611
		2,053,496
INDUSTRIALS – 7.5%
CAPITAL GOODS – 6.1%
Masco Corp.	5,074	291,169
Parker-Hannifin Corp.	730	284,729
Fortune Brands Innovations, Inc.	3,655	262,941
PACCAR, Inc.	1,500	125,475
Carlisle Cos., Inc.	289	74,186
		1,038,500
COMMERCIAL & PROFESSIONAL SERVICES – 1.4%
Equifax, Inc.	990	232,947
		1,271,447
ENERGY – 6.5%
ConocoPhillips	4,284	443,834
EOG Resources, Inc.	3,292	376,687
APA Corp.	8,385	286,509
		1,107,030
INFORMATION TECHNOLOGY – 6.2%
SOFTWARE & SERVICES – 5.1%
Oracle Corp.	2,755	328,117
Salesforce, Inc. (a)	1,420	299,989
Workday, Inc., Class A (a)	1,012	228,646
		856,752
TECHNOLOGY HARDWARE & EQUIPMENT – 1.1%
TE Connectivity Ltd.	1,364	191,240
		1,047,992
CONSUMER STAPLES – 3.3%
FOOD, BEVERAGE & TOBACCO – 1.8%
Altria Group, Inc.	6,610	299,433
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
The Kroger Co.	5,600	263,200
		562,633
HEALTH CARE – 2.2%
HEALTH CARE EQUIPMENT & SERVICES – 1.4%
HCA Healthcare, Inc.	657	199,385
Baxter International, Inc.	843	38,392
		237,777
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.8%
IQVIA Holdings, Inc. (a)	621	139,537
		377,314

OAKMARK FUNDS

Oakmark Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.2% (cont.)
REAL ESTATE – 2.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
CBRE Group, Inc., Class A (a)	4,549	$367,174
MATERIALS – 1.0%
Celanese Corp.	1,473	170,550
TOTAL COMMON STOCKS – 93.2%
(Cost $12,041,197)		15,791,558

	Par Value	Value
SHORT-TERM INVESTMENTS – 6.9%
REPURCHASE AGREEMENT – 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $875,992, collateralized by United States Treasury Notes, 0.375% - 3.875% due 12/31/25 - 01/15/26, aggregate value plus accrued interest of $893,136 (Cost: $875,623)	$875,623	875,623
U.S. GOVERNMENT BILLS – 1.7%
U.S. Treasury Bills, 5.31%, due 09/28/23 (c)	100,000	98,753
U.S. Treasury Bills, 5.34%, due 10/26/23 (c)	100,000	98,339
U.S. Treasury Bills, 5.44%, due 12/28/23 (c)	100,000	97,411
TOTAL U.S. GOVERNMENT BILLS – 1.7%
(Cost $294,428)		294,503
TOTAL SHORT-TERM INVESTMENTS – 6.9%
(Cost $1,170,051)		1,170,126
TOTAL INVESTMENTS – 100.1% (Cost $13,211,248)		16,961,684
Liabilities In Excess of Other Assets – (0.1)%		(21,210)
TOTAL NET ASSETS – 100.0%		$16,940,474

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Oakmark.com

Oakmark Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Pultegroup, Inc.	$55.00	7/21/23	(12,000)	$(93,216)	$(27,360)	$(8,247)	$(19,113)
Pultegroup, Inc.	$60.00	7/21/23	(5,000)	$(38,840)	$(8,975)	$(2,213)	$(6,762)
Pultegroup, Inc.	$65.00	7/21/23	(20,000)	$(155,360)	$(25,900)	$(9,123)	$(16,777)
				$(287,416)	$(62,235)	$(19,583)	$(42,652)
PUTS
Pinterest, Inc.	$20.00	9/15/23	(16,886)	$(46,166)	$(329)	$(3,254)	$2,925
				$(46,166)	$(329)	$(3,254)	$2,925

OAKMARK FUNDS

Oakmark Select Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.1%
FINANCIALS – 38.8%
FINANCIAL SERVICES – 27.7%
Capital One Financial Corp.	2,959	$323,658
The Charles Schwab Corp.	4,802	272,174
KKR & Co., Inc.	4,859	272,087
Intercontinental Exchange, Inc.	2,319	262,227
Ally Financial, Inc.	7,000	189,073
Fiserv, Inc. (a)	1,396	176,145
		1,495,364
BANKS – 11.1%
First Citizens BancShares, Inc., Class A	277	355,883
Wells Fargo & Co.	5,210	222,352
First Citizens BancShares, Inc., Class B	18	20,366
		598,601
		2,093,965
COMMUNICATION SERVICES – 17.4%
MEDIA & ENTERTAINMENT – 17.4%
Alphabet, Inc., Class A (a)	3,565	426,733
Charter Communications, Inc., Class A (a)	594	218,181
Warner Bros. Discovery, Inc. (a)	13,191	165,415
Liberty Broadband Corp., Class C (a)	1,630	130,582
		940,911
CONSUMER DISCRETIONARY – 10.3%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 10.3%
Lithia Motors, Inc.	1,242	377,704
Amazon.com, Inc. (a)	1,365	177,894
		555,598
ENERGY – 9.0%
EOG Resources, Inc.	1,573	180,001
ConocoPhillips	1,660	172,004
APA Corp.	3,982	136,058
		488,063
INFORMATION TECHNOLOGY – 8.0%
SOFTWARE & SERVICES – 8.0%
Salesforce, Inc. (a)	1,148	242,548
Oracle Corp.	1,602	190,806
		433,354
REAL ESTATE – 6.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.5%
CBRE Group, Inc., Class A (a)	4,378	353,352
HEALTH CARE – 3.1%
HEALTH CARE EQUIPMENT & SERVICES – 3.1%
HCA Healthcare, Inc.	553	167,747
TOTAL COMMON STOCKS – 93.1%
(Cost $3,766,951)		5,032,990

	Par Value	Value
SHORT-TERM INVESTMENTS – 7.1%
REPURCHASE AGREEMENT – 7.1%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $381,340, collateralized by United States Treasury Notes, 0.375% - 4.000% due 11/15/25 - 12/31/25, aggregate value plus accrued interest of $388,804 (Cost: $381,180)	$381,180	$381,180
TOTAL SHORT-TERM INVESTMENTS – 7.1%
(Cost $381,180)		381,180
TOTAL INVESTMENTS – 100.2% (Cost $4,148,131)		5,414,170
Liabilities In Excess of Other Assets – (0.2)%		(11,335)
TOTAL NET ASSETS – 100.0%		$5,402,835

(a)	Non-income producing security

OAKMARK FUNDS

OAKMARK GLOBAL FUND
Global Diversification —June 30, 2023 (Unaudited)

		% of Equity Investments
Europe		47.8%
	Germany*		15.7%
	United Kingdom		13.8%
	Switzerland		6.4%
	France*		4.6%
	Netherlands*		2.7%
	Ireland*		2.4%
	Belgium*		2.2%
North America		47.5%
	United States		47.5%
Asia		4.7%
	China		2.4%
	South Korea		2.3%

*	Euro currency countries comprise 27.6% of equity investments.

Oakmark Global Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.8%
FINANCIALS – 30.2%
FINANCIAL SERVICES – 14.5%
Julius Baer Group Ltd. (Switzerland)	534	$33,638
St. James's Place PLC (United Kingdom)	2,326	32,122
Fiserv, Inc. (United States) (a)	226	28,523
KKR & Co., Inc. (United States)	469	26,236
Capital One Financial Corp. (United States)	232	25,418
Intercontinental Exchange, Inc. (United States)	204	23,023
Corebridge Financial, Inc. (United States)	929	16,406
		185,366
INSURANCE – 9.3%
Allianz SE (Germany)	161	37,368
Prudential PLC (United Kingdom)	2,364	33,275
American International Group, Inc. (United States)	419	24,132
Willis Towers Watson PLC (United States)	100	23,456
		118,231
BANKS – 6.4%
Lloyds Banking Group PLC (United Kingdom)	91,610	50,715
Bank of America Corp. (United States)	1,088	31,200
		81,915
		385,512
CONSUMER DISCRETIONARY – 17.5%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 8.0%
Amazon.com, Inc. (United States) (a)	302	39,382
Prosus N.V. (Netherlands)	460	33,693
Alibaba Group Holding Ltd. (China) (a)	2,889	29,939
		103,014
AUTOMOBILES & COMPONENTS – 7.1%
Mercedes-Benz Group AG (Germany)	611	49,142
General Motors Co. (United States)	1,073	41,359
		90,501
CONSUMER DURABLES & APPAREL – 2.4%
Kering SA (France)	56	30,731
		224,246
INDUSTRIALS – 12.2%
CAPITAL GOODS – 9.8%
CNH Industrial N.V. (United Kingdom)	2,957	42,614
Daimler Truck Holding AG (Germany)	1,079	38,866
Parker-Hannifin Corp. (United States)	56	21,959
Travis Perkins PLC (United Kingdom)	1,100	11,353
Flowserve Corp. (United States)	294	10,931
		125,723
TRANSPORTATION – 2.4%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	271	29,933
		155,656
INFORMATION TECHNOLOGY – 11.4%
SOFTWARE & SERVICES – 6.4%
Oracle Corp. (United States)	235	27,962
SAP SE (Germany)	201	27,433
Capgemini SE (France)	139	26,305
		81,700
TECHNOLOGY HARDWARE & EQUIPMENT – 5.0%
TE Connectivity Ltd. (United States)	258	36,133
Samsung Electronics Co. Ltd. (South Korea)	519	28,417
		64,550
		146,250
COMMUNICATION SERVICES – 11.0%
MEDIA & ENTERTAINMENT – 11.0%
Alphabet, Inc., Class A (United States) (a)	482	57,707
The Interpublic Group of Cos., Inc. (United States)	903	34,844
Charter Communications, Inc., Class A (United States) (a)	77	28,434
Warner Bros. Discovery, Inc. (United States) (a)	964	12,094
Liberty Broadband Corp., Class C (United States) (a)	102	8,180
		141,259
HEALTH CARE – 8.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.4%
Bayer AG (Germany)	747	41,285
Novartis AG (Switzerland)	200	20,121
Danaher Corp. (United States)	69	16,536
IQVIA Holdings, Inc. (United States) (a)	19	4,262
		82,204
HEALTH CARE EQUIPMENT & SERVICES – 1.6%
Envista Holdings Corp. (United States) (a)	583	19,725
		101,929
ENERGY – 2.3%
ConocoPhillips (United States)	284	29,425
CONSUMER STAPLES – 2.2%
FOOD, BEVERAGE & TOBACCO – 2.2%
Anheuser-Busch InBev SA (Belgium)	490	27,702
MATERIALS – 2.0%
Glencore PLC (Switzerland)	4,439	25,057
TOTAL COMMON STOCKS – 96.8%
(Cost $902,722)		1,237,036

OAKMARK FUNDS

Oakmark Global Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 3.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $40,506, collateralized by a United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $41,299 (Cost: $40,489)	$40,489	$40,489
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $40,489)		40,489
TOTAL INVESTMENTS – 100.0% (Cost $943,211)		1,277,525
Foreign Currencies (Cost $0) (d) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.0%(c)		235
TOTAL NET ASSETS – 100.0%		$1,277,760

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

Oakmark.com

OAKMARK GLOBAL SELECT FUND
Global Diversification —June 30, 2023 (Unaudited)

		% of Equity Investments
North America		56.5%
	United States		56.5%
Europe		33.2%
	Germany*		13.1%
	United Kingdom		9.1%
	Netherlands*		3.8%
	France*		3.8%
	Switzerland		3.4%
Asia		10.3%
	South Korea		7.3%
	China		3.0%

*	Euro currency countries comprise 20.7% of equity investments.

Oakmark Global Select Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 92.6%
FINANCIALS – 28.2%
FINANCIAL SERVICES – 14.3%
Fiserv, Inc. (United States) (a)	445	$56,137
Capital One Financial Corp. (United States)	509	55,636
Intercontinental Exchange, Inc. (United States)	417	47,177
		158,950
BANKS – 9.5%
Lloyds Banking Group PLC (United Kingdom)	100,103	55,416
Bank of America Corp. (United States)	1,722	49,413
		104,829
INSURANCE – 4.4%
American International Group, Inc. (United States)	855	49,197
		312,976
COMMUNICATION SERVICES – 18.1%
MEDIA & ENTERTAINMENT – 18.1%
Alphabet, Inc., Class A (United States) (a)	819	98,053
Charter Communications, Inc., Class A (United States) (a)	181	66,420
NAVER Corp. (South Korea)	266	36,917
		201,390
CONSUMER DISCRETIONARY – 17.4%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 12.3%
Amazon.com, Inc. (United States) (a)	491	64,054
Prosus N.V. (Netherlands)	556	40,716
Alibaba Group Holding Ltd. (China) (a)	3,057	31,675
		136,445
AUTOMOBILES & COMPONENTS – 5.1%
Mercedes-Benz Group AG (Germany)	705	56,634
		193,079
HEALTH CARE – 10.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 10.9%
Bayer AG (Germany)	920	50,840
Novartis AG (Switzerland)	361	36,290
Danaher Corp. (United States)	139	33,360
		120,490
REAL ESTATE – 4.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.6%
CBRE Group, Inc., Class A (United States) (a)	637	51,412
INDUSTRIALS – 3.8%
CAPITAL GOODS – 3.8%
CNH Industrial N.V. (United Kingdom)	2,922	42,106
CONSUMER STAPLES – 3.6%
FOOD, BEVERAGE & TOBACCO – 3.6%
Danone SA (France)	656	40,187
ENERGY – 3.0%
ConocoPhillips (United States)	325	33,684
INFORMATION TECHNOLOGY – 3.0%
SOFTWARE & SERVICES – 3.0%
SAP SE (Germany)	244	33,332
TOTAL COMMON STOCKS – 92.6%
(Cost $791,585)		1,028,656

PREFERRED STOCKS – 3.8%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.8%
Samsung Electronics Co. Ltd. (South Korea)	930	41,973
TOTAL PREFERRED STOCKS – 3.8%
(Cost $45,649)		41,973

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.5%
REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $38,768, collateralized by a United States Treasury Note, 0.375% due 12/31/25, value plus accrued interest of $39,527 (Cost: $38,752)	$38,752	38,752
TOTAL SHORT-TERM INVESTMENTS – 3.5%
(Cost $38,752)		38,752
TOTAL INVESTMENTS – 99.9% (Cost $875,986)		1,109,381
Foreign Currencies (Cost $0)(c) – 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities – 0.1%		1,340
TOTAL NET ASSETS – 100.0%		$1,110,721

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND
Global Diversification —June 30, 2023 (Unaudited)

		% of Equity Investments
Europe		87.1%
	Germany*		27.7%
	France*		16.6%
	United Kingdom		16.5%
	Switzerland		7.8%
	Netherlands*		4.8%
	Sweden		3.6%
	Italy*		2.8%
	Ireland*		1.9%
	Spain*		1.6%
	Belgium*		1.6%
	Denmark		1.1%
	Luxembourg*		1.1%
Asia		10.7%
	South Korea		3.8%
	Japan		3.4%
	China		2.6%
	India		0.8%
	Indonesia		0.1%
North America		2.0%
	Canada		2.0%
Australasia		0.2%
	Australia		0.2%

*	Euro currency countries comprise 58.1% of equity investments.

Oakmark International Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.3%
CONSUMER DISCRETIONARY – 22.8%
AUTOMOBILES & COMPONENTS – 9.2%
Mercedes-Benz Group AG (Germany)	8,099	$651,057
Continental AG (Germany)	6,530	492,384
Bayerische Motoren Werke AG (Germany)	3,940	483,758
Valeo (France) (a)	15,367	329,156
		1,956,355
CONSUMER DURABLES & APPAREL – 4.6%
Kering SA (France)	787	434,031
adidas AG (Germany)	1,757	340,905
The Swatch Group AG, Bearer Shares (Switzerland)	589	171,922
Cie Financiere Richemont SA, Class A (Switzerland)	199	33,754
		980,612
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.5%
Prosus N.V. (Netherlands)	5,849	428,298
Alibaba Group Holding Ltd. (China) (b)	40,652	421,252
Vipshop Holdings Ltd. ADR (China) (b) (c)	6,669	110,039
		959,589
CONSUMER SERVICES – 4.5%
Accor SA (France) (a)	10,874	403,663
Amadeus IT Group SA (Spain) (b)	4,479	340,693
Compass Group PLC (United Kingdom)	5,521	154,400
Restaurant Brands International, Inc. (Canada)	655	50,796
		949,552
		4,846,108
FINANCIALS – 20.9%
BANKS – 9.9%
Lloyds Banking Group PLC (United Kingdom)	1,197,146	662,731
BNP Paribas SA (France)	10,486	660,457
Intesa Sanpaolo SPA (Italy)	221,576	580,281
Axis Bank Ltd. (India)	14,468	174,150
Bank Mandiri Persero Tbk PT (Indonesia)	69,697	24,255
		2,101,874
FINANCIAL SERVICES – 6.8%
Worldline SA (France) (b)	12,443	454,842
Schroders PLC (United Kingdom)	72,818	404,407
EXOR N.V. (Netherlands)	4,537	404,376
Edenred (France)	2,915	195,107
		1,458,732
INSURANCE – 4.2%
Allianz SE (Germany)	2,124	494,159
Prudential PLC (United Kingdom)	28,419	400,088
		894,247
		4,454,853
INDUSTRIALS – 18.5%
CAPITAL GOODS – 14.6%
CNH Industrial N.V. (United Kingdom)	39,983	576,130
Daimler Truck Holding AG (Germany)	12,613	454,187
Siemens AG (Germany)	2,099	349,332
SKF AB, Class B (Sweden)	18,947	329,560
Volvo AB, Class B (Sweden)	14,349	296,690
Ashtead Group PLC (United Kingdom)	4,138	286,082
Komatsu Ltd. (Japan)	9,701	260,921
Brenntag SE (Germany)	2,445	190,471
Schindler Holding AG (Switzerland)	623	146,011
Sandvik AB (Sweden)	5,961	116,174
Smiths Group PLC (United Kingdom)	4,930	102,931
		3,108,489
TRANSPORTATION – 2.9%
Ryanair Holdings PLC ADR (Ireland) (b) (c)	3,606	398,879
DSV AS (Denmark)	1,055	221,602
		620,481
COMMERCIAL & PROFESSIONAL SERVICES – 1.0%
Recruit Holdings Co. Ltd. (Japan)	6,583	208,172
		3,937,142
HEALTH CARE – 10.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.1%
Bayer AG (Germany)	9,804	542,078
Novartis AG (Switzerland)	2,793	280,885
Roche Holding AG (Switzerland)	867	264,776
Eurofins Scientific SE (Luxembourg)	3,452	219,066
		1,306,805
HEALTH CARE EQUIPMENT & SERVICES – 4.4%
Fresenius SE & Co. KGaA (Germany)	17,137	474,404
Fresenius Medical Care AG & Co. KGaA (Germany)	9,700	463,312
		937,716
		2,244,521
INFORMATION TECHNOLOGY – 6.4%
SOFTWARE & SERVICES – 6.4%
Capgemini SE (France)	2,110	399,543
SAP SE (Germany)	2,689	367,191
Open Text Corp. (Canada)	8,614	358,284
Fujitsu Ltd. (Japan)	1,815	233,908
		1,358,926
COMMUNICATION SERVICES – 6.4%
MEDIA & ENTERTAINMENT – 5.5%
NAVER Corp. (South Korea)	3,040	421,696
WPP PLC (United Kingdom)	27,067	283,045
Publicis Groupe SA (France)	3,522	282,468
Informa PLC (United Kingdom)	18,841	173,718
		1,160,927

OAKMARK FUNDS

Oakmark International Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.3% (cont.)
COMMUNICATION SERVICES – 6.4% (cont.)
TELECOMMUNICATION SERVICES – 0.9%
Liberty Global PLC, Class A (United Kingdom) (b)	11,694	$197,161
		1,358,088
MATERIALS – 5.0%
Glencore PLC (Switzerland)	63,808	360,204
Holcim AG (Switzerland)	5,097	342,812
thyssenkrupp AG (Germany) (a)	21,141	165,356
Akzo Nobel N.V. (Netherlands)	1,896	154,557
Orica Ltd. (Australia)	4,034	39,851
		1,062,780
CONSUMER STAPLES – 4.8%
FOOD, BEVERAGE & TOBACCO – 2.8%
Anheuser-Busch InBev SA (Belgium)	5,997	339,149
Danone SA (France)	4,355	266,800
		605,949
HOUSEHOLD & PERSONAL PRODUCTS – 2.0%
Henkel AG & Co. KGaA (Germany)	3,578	251,827
Reckitt Benckiser Group PLC (United Kingdom)	2,241	168,252
		420,079
		1,026,028
TOTAL COMMON STOCKS – 95.3% (Cost $18,110,906)		20,288,446

PREFERRED STOCKS – 1.7%
INFORMATION TECHNOLOGY – 1.7%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.7%
Samsung Electronics Co. Ltd. (South Korea)	8,015	361,922
TOTAL PREFERRED STOCKS – 1.7% (Cost $426,762)		361,922

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.8%
REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $577,429, collateralized by United States Treasury Notes, 0.375% - 4.000% due 01/31/26 - 02/15/26, aggregate value plus accrued interest of $588,730 (Cost: $577,186)	$577,186	577,186
COMMERCIAL PAPER – 0.1%
Campbell Soup Co., 144A, 5.34%, due 07/06/23 (d) (e) (Cost $21,584)	$21,600	$21,581
TOTAL COMMERCIAL PAPER – 0.1% (Cost $21,584)		21,581
TOTAL SHORT-TERM INVESTMENTS – 2.8% (Cost $598,770)		598,767
TOTAL INVESTMENTS – 99.8% (Cost $19,136,438)		21,249,135
Foreign Currencies (Cost $0) (g) – 0.0%(f)		0	(g)
Other Assets In Excess of Liabilities – 0.2%		41,180
TOTAL NET ASSETS – 100.0%		$21,290,315

(a)	See Note 3 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(b)	Non-income producing security
(c)	Sponsored American Depositary Receipt
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	Amount rounds to less than 0.1%.
(g)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark International Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2022	Value June 30, 2023	Percent of Net Assets
Accor SA (a)	10,874	$6,764	$161,174	$(67,396)	$299,983	$0	$325,485	$403,663	1.9%
thyssenkrupp AG (a)	21,141	0	125,602	(310,411)	429,512	4,275	171,857	165,356	0.8%
Valeo	15,367	37,071	37,249	(32,764)	134,386	6,806	227,712	329,156	1.5%
TOTAL	47,382	$43,835	$324,025	$(410,571)	$863,881	$11,081	$725,054	$898,175	4.2%

(a) Due to transactions during the period ended June 30, 2023, the company is no longer an affiliate.

OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2023 (Unaudited)

		% of Equity Investments
Europe		79.6%
	United Kingdom		18.6%
	Germany*		11.2%
	Switzerland		10.7%
	Sweden		7.9%
	Italy*		7.8%
	Spain*		6.9%
	Finland*		4.9%
	Norway		4.7%
	Denmark		3.4%
	Netherlands*		3.1%
	Belgium*		0.4%
Asia		10.6%
	Japan		4.8%
	South Korea		4.2%
	Indonesia		0.9%
	China		0.7%
Australasia		3.1%
	Australia		3.1%
North America		2.9%
	Canada		2.9%
Latin America		2.7%
	Mexico		2.7%
Middle East		1.1%
	Israel		1.1%

*	Euro currency countries comprise 34.3% of equity investments.

Oakmark International Small Cap Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.7%
INDUSTRIALS – 30.7%
CAPITAL GOODS – 18.4%
Konecranes OYJ (Finland)	1,173	$47,173
Fluidra SA (Spain)	2,155	41,928
Duerr AG (Germany)	1,213	39,232
Travis Perkins PLC (United Kingdom)	3,493	36,038
Howden Joinery Group PLC (United Kingdom)	3,019	24,626
Metso Oyj (Finland)	1,574	18,969
Babcock International Group PLC (United Kingdom) (a)	4,307	15,458
Sulzer AG (Switzerland)	173	14,870
dormakaba Holding AG (Switzerland)	32	14,328
		252,622
COMMERCIAL & PROFESSIONAL SERVICES – 12.3%
Applus Services SA (Spain)	3,127	33,664
ISS AS (Denmark)	1,388	29,346
Loomis AB (Sweden)	887	25,881
Hays PLC (United Kingdom)	19,865	25,784
Pagegroup PLC (United Kingdom)	3,381	17,247
SThree PLC (United Kingdom)	2,681	11,628
Mitie Group PLC (United Kingdom)	8,854	10,840
Adecco Group AG (Switzerland)	222	7,256
Randstad N.V. (Netherlands)	130	6,879
		168,525
		421,147
FINANCIALS – 19.0%
FINANCIAL SERVICES – 13.4%
Azimut Holding SpA (Italy)	2,066	44,535
Julius Baer Group Ltd. (Switzerland)	586	36,910
St. James's Place PLC (United Kingdom)	2,605	35,984
Nexi SpA (Italy) (a)	4,276	33,509
EFG International AG (Switzerland)	2,086	21,166
Euronext NV (Netherlands)	163	11,081
		183,185
BANKS – 4.1%
BNK Financial Group, Inc. (South Korea)	6,054	31,839
DGB Financial Group, Inc. (South Korea)	4,520	24,939
		56,778
INSURANCE – 1.5%
Talanx AG (Germany)	364	20,890
		260,853
CONSUMER DISCRETIONARY – 11.9%
AUTOMOBILES & COMPONENTS – 8.2%
Dometic Group AB (Sweden)	5,093	33,526
Vitesco Technologies Group AG (Germany) (a)	351	28,912
Pirelli & C SpA (Italy) (a)	5,452	26,912
Autoliv, Inc. (Sweden)	263	22,383
		111,733
CONSUMER DURABLES & APPAREL – 2.8%
Gildan Activewear, Inc. (Canada)	697	22,475
GN Store Nord AS (Denmark) (a)	649	16,188
		38,663
CONSUMER SERVICES – 0.7%
Wynn Macau Ltd. (China) (a)	10,137	9,224
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 0.2%
Wickes Group PLC (United Kingdom)	2,003	3,116
		162,736
INFORMATION TECHNOLOGY – 11.6%
SOFTWARE & SERVICES – 9.4%
Atea ASA (Norway)	2,996	43,541
Software AG (Germany)	1,072	37,272
TeamViewer SE (Germany) (a)	1,494	23,980
BIPROGY, Inc. (Japan)	729	17,842
Sapiens International Corp. NV (Israel)	212	5,650
		128,285
TECHNOLOGY HARDWARE & EQUIPMENT – 2.2%
Softwareone Holding AG (Switzerland)	1,537	30,450
		158,735
HEALTH CARE – 6.9%
HEALTH CARE EQUIPMENT & SERVICES – 5.7%
ConvaTec Group PLC (United Kingdom)	9,384	24,456
Ansell Ltd. (Australia)	1,337	23,804
Elekta AB, Class B (Sweden)	2,279	17,613
Medmix AG (Switzerland)	476	12,580
		78,453
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.2%
Grifols SA ADR (Spain) (a) (b)	1,809	16,570
		95,023
COMMUNICATION SERVICES – 6.5%
MEDIA & ENTERTAINMENT – 5.6%
Megacable Holdings SAB de CV (Mexico)	8,953	20,650
Schibsted ASA, Class B (Norway)	1,192	19,737
oOh!media Ltd. (Australia)	22,867	17,975
Hakuhodo DY Holdings, Inc. (Japan)	1,206	12,638
Viaplay Group AB (Sweden) (a)	1,071	6,136
		77,136
TELECOMMUNICATION SERVICES – 0.9%
Sarana Menara Nusantara Tbk PT (Indonesia)	161,646	11,456
		88,592
CONSUMER STAPLES – 5.0%
FOOD, BEVERAGE & TOBACCO – 2.4%
JDE Peet's N.V. (Netherlands)	796	23,669
Strauss Group Ltd. (Israel) (a)	391	8,829
		32,498

OAKMARK FUNDS

Oakmark International Small Cap Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.7% (cont.)
CONSUMER STAPLES – 5.0% (cont.)
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.5%
Sugi Holdings Co. Ltd. (Japan)	465	$20,693
HOUSEHOLD & PERSONAL PRODUCTS – 1.1%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	7,208	16,031
		69,222
MATERIALS – 3.6%
DS Smith PLC (United Kingdom)	8,975	30,979
Kansai Paint Co. Ltd. (Japan)	863	12,641
Titan Cement International SA (Belgium) (a)	311	5,798
		49,418
REAL ESTATE – 2.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.5%
Colliers International Group, Inc. (Canada)	164	16,044
LSL Property Services PLC (United Kingdom)	3,647	12,968
IWG PLC (Switzerland) (a)	2,881	5,042
		34,054
TOTAL COMMON STOCKS – 97.7%
(Cost $1,289,153)		1,339,780

	Par Value	Value
SHORT-TERM INVESTMENT – 2.2%
REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $30,395, collateralized by a United States Treasury Note, 0.375% due 01/31/26, value plus accrued interest of $30,990 (Cost: $30,383)	$30,383	30,383
TOTAL SHORT-TERM INVESTMENTS – 2.2%
(Cost $30,383)		30,383
TOTAL INVESTMENTS – 99.9% (Cost $1,319,536)		1,370,163
Foreign Currencies (Cost $205) – 0.0% (c)		205
Other Assets In Excess of Liabilities – 0.1%		545
TOTAL NET ASSETS – 100.0%		$1,370,913

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 60.4%
FINANCIALS – 19.3%
FINANCIAL SERVICES – 12.5%
Fiserv, Inc. (a)	1,094	$138,033
KKR & Co., Inc.	2,313	129,511
Capital One Financial Corp.	1,018	111,284
Ally Financial, Inc.	3,768	101,771
Intercontinental Exchange, Inc.	667	75,425
The Charles Schwab Corp.	1,272	72,108
State Street Corp.	966	70,699
Corebridge Financial, Inc.	2,790	49,276
BlackRock, Inc.	50	34,212
		782,319
INSURANCE – 4.3%
Reinsurance Group of America, Inc.	771	106,971
American International Group, Inc.	1,562	89,901
Willis Towers Watson PLC	298	70,226
		267,098
BANKS – 2.5%
Bank of America Corp.	5,549	159,199
		1,208,616
CONSUMER DISCRETIONARY – 11.7%
AUTOMOBILES & COMPONENTS – 6.0%
General Motors Co.	3,640	140,362
BorgWarner, Inc.	2,329	113,926
Thor Industries, Inc.	808	83,600
Lear Corp.	264	37,916
		375,804
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.1%
Amazon.com, Inc. (a)	1,359	177,211
Lithia Motors, Inc.	259	78,734
		255,945
CONSUMER DURABLES & APPAREL – 1.0%
Carter's, Inc.	846	61,441
CONSUMER SERVICES – 0.6%
The Wendy's Co.	1,712	37,234
		730,424
COMMUNICATION SERVICES – 7.9%
MEDIA & ENTERTAINMENT – 7.9%
Alphabet, Inc., Class A (a)	1,515	181,345
Charter Communications, Inc., Class A (a)	354	130,086
Comcast Corp., Class A	1,760	73,132
Warner Music Group Corp., Class A	2,351	61,341
Warner Bros. Discovery, Inc. (a)	3,861	48,411
		494,315
INDUSTRIALS – 6.4%
CAPITAL GOODS – 5.1%
Carlisle Cos., Inc.	520	133,282
Parker-Hannifin Corp.	280	109,016
Masco Corp.	1,323	75,908
		318,206
COMMERCIAL & PROFESSIONAL SERVICES – 1.3%
OPENLANE, Inc. (a)	2,924	44,503
ABM Industries, Inc.	841	35,852
		80,355
		398,561
INFORMATION TECHNOLOGY – 4.2%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.5%
TE Connectivity Ltd.	1,133	158,854
SOFTWARE & SERVICES – 1.7%
Oracle Corp.	555	66,131
Workday, Inc., Class A (a)	165	37,181
		103,312
		262,166
HEALTH CARE – 3.3%
HEALTH CARE EQUIPMENT & SERVICES – 2.0%
HCA Healthcare, Inc.	228	69,254
Baxter International, Inc.	1,213	55,251
		124,505
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.3%
Danaher Corp.	173	41,520
IQVIA Holdings, Inc. (a)	175	39,381
		80,901
		205,406
ENERGY – 3.2%
PDC Energy, Inc.	1,399	99,526
EOG Resources, Inc.	619	70,781
ConocoPhillips	305	31,612
		201,919
MATERIALS – 3.1%
Glencore PLC	28,371	160,157
Sealed Air Corp.	897	35,888
		196,045
REAL ESTATE – 1.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.3%
The Howard Hughes Corp. (a)	1,028	81,150
TOTAL COMMON STOCKS – 60.4%
(Cost $2,614,201)		3,778,602

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.1%
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp. (b), 7.00%	224	$5,161
TOTAL PREFERRED STOCKS – 0.1%
(Cost $6,229)		5,161

	Par Value	Value
FIXED INCOME – 37.2%
CORPORATE BONDS – 17.0%
FINANCIALS – 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, due 10/29/33	$15,500	$12,450
2.45%, due 10/29/26	12,500	11,164
5.75%, due 06/06/28	4,000	3,967
Ally Financial, Inc.
4.70% (5 year Treasury Constant Maturity Rate + 3.868%) (b) (c)	23,750	16,744
6.992% (SOFR + 3.260%), due 06/13/29 (c)	9,250	9,134
4.70% (7 year Treasury Constant Maturity Rate + 3.481%) (b) (c)	2,000	1,290
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (d)	20,373	15,889
Bank Of America Corp.
2.551% (SOFR + 1.050%), due 02/04/28 (c)	13,575	12,253
Bank of America Corp.
4.45%, due 03/03/26	5,000	4,860
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (d)	19,000	15,928
Charles Schwab Corp.
5.853% (SOFR + 2.500%), due 05/19/34 (c)	23,750	24,103
Citigroup, Inc.
3.40%, due 05/01/26	15,000	14,265
3.352% (3 mo. Term SOFR + 1.158%), due 04/24/25 (c)	6,360	6,217
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,790
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (d)	15,000	13,076
First Citizens BancShares, Inc.
3.375% (3 mo. Term SOFR + 2.465%), due 03/15/30 (c)	15,000	13,714
Goldman Sachs Group, Inc.
3.615% (SOFR + 1.846%), due 03/15/28 (c)	7,200	6,756
JPMorgan Chase & Co.
1.47% (SOFR + 0.765%), due 09/22/27 (c)	31,000	27,367
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (d)	9,000	8,484
Morgan Stanley
5.164% (SOFR + 1.590%), due 04/20/29 (c)	9,350	9,236
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (d)	14,000	10,836
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	5,913
3.95%, due 09/15/26	4,905	4,619
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (d)	7,075	5,534
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	10,443
The Goldman Sachs Group, Inc.
1.948% (SOFR + 0.913%), due 10/21/27 (c)	13,500	12,009
Truist Financial Corp.
5.867% (SOFR + 2.361%), due 06/08/34 (c)	9,750	9,754
Wells Fargo & Co.
2.393% (SOFR + 2.100%), due 06/02/28 (c)	11,000	9,802
		301,597
INDUSTRIALS – 3.8%
AutoNation, Inc.
3.85%, due 03/01/32	11,750	9,968
Bacardi Ltd., 144A
4.45%, due 05/15/25 (d)	4,900	4,769
BAT Capital Corp.
3.557%, due 08/15/27	6,965	6,405
2.259%, due 03/25/28	2,975	2,550
BAT International Finance PLC
1.668%, due 03/25/26	4,460	4,010
Carlisle Cos., Inc.
2.20%, due 03/01/32	21,055	16,614
Delta Air Lines, Inc./SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (d)	18,081	17,551
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	12,999
Fortune Brands Innovations, Inc.
5.875%, due 06/01/33	10,000	10,013
GXO Logistics, Inc.
1.65%, due 07/15/26	6,750	5,869
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (d)	18,500	15,424
3.75%, due 05/01/29 (d)	9,000	7,988
Howmet Aerospace, Inc.
3.00%, due 01/15/29	23,560	20,592
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (d)	5,000	4,700
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,823
MIWD Holdco II LLC/MIWD Finance Corp., 144A
5.50%, due 02/01/30 (d)	8,000	6,600
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	31,350	25,844
The Boeing Co.
5.805%, due 05/01/50	17,035	16,973
2.70%, due 02/01/27	15,590	14,249
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (d)	4,710	4,335

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.2% (cont.)
CORPORATE BONDS – 17.0% (cont.)
INDUSTRIALS – 3.8% (cont.)
United Parcel Service, Inc.
4.875%, due 03/03/33	$6,350	$6,417
Viterra Finance BV, 144A
5.25%, due 04/21/32 (d)	14,750	14,157
2.00%, due 04/21/26 (d)	11,400	10,180
		240,030
CONSUMER DISCRETIONARY – 3.1%
Aramark Services, Inc., 144A
6.375%, due 05/01/25 (d)	9,900	9,891
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,024
Booking Holdings, Inc.
3.55%, due 03/15/28	9,950	9,348
4.625%, due 04/13/30	4,950	4,823
Brunswick Corp.
2.40%, due 08/18/31	35,813	27,454
CCO Holdings LLC/CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (d)	2,980	2,548
5.125%, due 05/01/27 (d)	250	233
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	9,328
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	20,000	16,388
Expedia Group, Inc.
4.625%, due 08/01/27	18,526	17,952
3.25%, due 02/15/30	5,860	5,100
5.00%, due 02/15/26	4,334	4,273
Lear Corp.
2.60%, due 01/15/32	6,935	5,387
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (d)	8,540	7,420
4.625%, due 12/15/27 (d)	2,980	2,784
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,053
Marriott International, Inc.
2.75%, due 10/15/33	13,750	10,928
4.625%, due 06/15/30	9,400	9,000
MGM Resorts International
4.75%, due 10/15/28	13,875	12,596
6.75%, due 05/01/25	2,955	2,962
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (d)	17,250	14,641
ZF North America Capital, Inc., 144A
6.875%, due 04/14/28 (d)	9,250	9,367
		192,500
ENERGY – 1.4%
Boardwalk Pipelines LP
3.60%, due 09/01/32	3,798	3,224
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (d)	14,525	13,797
Florida Gas Transmission Co. LLC, 144A
2.30%, due 10/01/31 (d)	14,750	11,731
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (d)	20,000	17,450
NOV, Inc.
3.60%, due 12/01/29	10,000	8,883
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (d)	20,576	19,107
PDC Energy, Inc.
5.75%, due 05/15/26	6,215	6,190
Vine Energy Holdings LLC, 144A
6.75%, due 04/15/29 (d)	8,000	7,938
		88,320
COMMUNICATION SERVICES – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, due 02/01/32	8,665	6,560
4.908%, due 07/23/25	2,985	2,927
Meta Platforms, Inc.
4.95%, due 05/15/33	10,000	9,992
Netflix, Inc.
4.875%, due 04/15/28	33,740	33,368
5.875%, due 11/15/28	6,965	7,194
Netflix, Inc., 144A
5.375%, due 11/15/29 (d)	4,970	4,988
Warnermedia Holdings, Inc.
4.054%, due 03/15/29	3,750	3,428
		68,457
REAL ESTATE – 0.8%
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	8,647
Cushman & Wakefield US Borrower LLC, 144A
6.75%, due 05/15/28 (d)	4,765	4,312
GLP Capital LP/GLP Financing II, Inc. REIT
4.00%, due 01/15/31	9,425	8,149
5.25%, due 06/01/25	4,975	4,868
5.75%, due 06/01/28	4,975	4,867
5.375%, due 04/15/26	3,925	3,842
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	3,098	3,091
RHP Hotel Properties LP / RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (d)	10,875	9,625
The Howard Hughes Corp., 144A
5.375%, due 08/01/28 (d)	3,400	3,026
		50,427
MATERIALS – 0.6%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (d)	18,750	16,113
3.875%, due 03/16/29 (d)	1,000	909
Celanese U.S. Holdings LLC
6.379%, due 07/15/32	4,630	4,670
Glencore Funding LLC, 144A

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.2% (cont.)
CORPORATE BONDS – 17.0% (cont.)
MATERIALS – 0.6% (cont.)
2.625%, due 09/23/31 (d)	$10,000	$8,050
3.875%, due 10/27/27 (d)	4,950	4,620
		34,362
CONSUMER STAPLES – 0.4%
Altria Group, Inc.
2.45%, due 02/04/32	30,400	23,708
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (d)	4,000	4,007
		27,715
HEALTH CARE – 0.4%
Baxter International, Inc.
2.539%, due 02/01/32	6,830	5,532
Embecta Corp., 144A
5.00%, due 02/15/30 (d)	6,602	5,482
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	8,849	7,053
Universal Health Services, Inc.
1.65%, due 09/01/26	7,750	6,775
		24,842
INFORMATION TECHNOLOGY – 0.4%
Apple, Inc.
2.65%, due 02/08/51	6,000	4,145
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, due 01/15/28	4,975	4,596
Broadcom, Inc., 144A
3.469%, due 04/15/34 (d)	9,955	8,166
Micron Technology, Inc.
2.703%, due 04/15/32	3,500	2,761
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, due 05/11/31	3,750	3,056
		22,724
UTILITIES – 0.2%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (d)	2,400	2,420
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	13,750	11,701
		14,121
Total Corporate Bonds
(Cost $1,182,310)		1,065,095
GOVERNMENT AND AGENCY SECURITIES – 9.3%
U.S. GOVERNMENT NOTES – 5.2%
U.S. Treasury Notes
3.125%, due 08/15/25	142,000	137,147
2.25%, due 11/15/24	75,000	72,023
2.875%, due 05/15/32	75,000	69,539
3.50%, due 02/15/33	50,000	48,703
		327,412
U.S. GOVERNMENT BONDS – 4.1%
U.S. Treasury Bonds
3.625%, due 02/15/53	100,000	95,969
2.75%, due 08/15/42	90,000	74,159
3.875%, due 02/15/43	50,000	48,750
3.00%, due 08/15/52	45,000	38,260
		257,138
Total Government and Agency Securities
(Cost $604,382)		584,550
ASSET BACKED SECURITIES – 3.5%
LAD Auto Receivables Trust, Series 2022-1A-Class A, 144A,
5.21%, due 06/15/27 (d)	28,868	28,531
Santander Drive Auto Receivables Trust, Series 2022-3-Class C,
4.49%, due 08/15/29	20,250	19,558
Ford Credit Auto Owner Trust, Series 2023-B-Class C,
5.71%, due 12/15/30	11,410	11,347
CCG Receivables Trust, Series 2023-1-Class B, 144A,
5.99%, due 09/16/30 (d)	10,000	9,976
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class A4, 144A,
5.35%, due 07/16/29 (d)	10,000	9,914
Hpefs Equipment Trust, Series 2023-1A-Class B, 144A,
5.73%, due 04/20/28 (d)	10,000	9,890
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (d)	9,500	9,419
CarMax Auto Owner Trust , Series 2023-1-Class D,
6.27%, due 11/15/29	8,500	8,340
CCG Receivables Trust, Series 2023-1-Class C, 144A,
6.28%, due 09/16/30 (d)	8,000	7,981
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (d)	7,250	7,175
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A,
4.88%, due 04/16/29 (d)	7,500	6,509
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	6,000	5,884
CarMax Auto Owner Trust , Series 2023-1-Class C,
5.19%, due 01/16/29	6,000	5,882
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	5,750	5,568

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.2% (cont.)
ASSET BACKED SECURITIES – 3.5% (cont.)
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (d)	$5,500	$5,469
Ford Credit Auto Owner Trust, Series 2022-D-Class C,
6.46%, due 05/15/30	5,300	5,355
GM Financial Consumer Automobile Receivables Trust, Series 2022-3-Class B,
4.42%, due 02/16/28	5,030	4,884
GM Financial Consumer Automobile Receivables Trust, Series 2022-3-Class C,
4.72%, due 03/16/28	5,000	4,862
Carvana Auto Receivables Trust, Series 2023-P2-Class C, 144A,
5.84%, due 07/10/29 (d)	4,982	4,845
CCG Receivables Trust, Series 2022-1-Class B, 144A,
4.42%, due 07/16/29 (d)	5,000	4,784
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	5,000	4,741
CPS Auto Receivables Trust, Series 2022-B-Class E, 144A,
7.14%, due 10/15/29 (d)	5,000	4,576
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class B, 144A,
5.21%, due 03/15/30 (c) (d)	4,000	3,910
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A,
6.72%, due 06/10/30 (d)	4,000	3,897
CarMax Auto Owner Trust , Series 2023-2-Class C,
5.57%, due 11/15/28	3,750	3,694
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	3,610	3,562
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class C, 144A,
5.50%, due 03/17/31 (c) (d)	3,000	2,932
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (d)	3,000	2,878
CCG Receivables Trust, Series 2022-1-Class C, 144A,
4.67%, due 07/16/29 (d)	3,000	2,849
Carvana Auto Receivables Trust, Series 2023-P2-Class N, 144A,
8.64%, due 06/10/30 (d)	1,934	1,935
Carvana Auto Receivables Trust, Series 2021-N3-Class C,
1.02%, due 06/12/28	1,994	1,883
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,247	1,142
Carvana Auto Receivables Trust, Series 2020-P1-Class D,
1.82%, due 09/08/27	1,250	1,115
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (d)	1,120	1,086
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (d)	560	554
Carvana Auto Receivables Trust, Series 2021-P2-Class D,
2.02%, due 05/10/28	605	510
Total Asset Backed Securities
(Cost $220,252)		217,437
MORTGAGE-BACKED SECURITIES – 3.2%
Federal National Mortgage Association, Pool FS3883
4.50%, due 02/01/53	41,837	40,253
Federal National Mortgage Association, Pool CB4555
4.50%, due 09/01/52	32,482	31,232
Federal National Mortgage Association, Pool FM8692
2.50%, due 09/01/51	36,294	30,807
Federal National Mortgage Association, Pool FM7408
2.50%, due 05/01/51	30,863	26,217
Federal Home Loan Mortgage Corp., Pool QD3619
2.50%, due 12/01/51	30,420	25,820
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	20,571	19,792
Federal Home Loan Mortgage Corp., Pool SD1724
4.00%, due 09/01/52	9,716	9,134
Federal National Mortgage Association, Pool MA4700
4.00%, due 08/01/52	9,556	8,970
Federal National Mortgage Association, Pool MA4464
1.50%, due 11/01/51	7,749	5,993
Federal Home Loan Mortgage Corp., Pool SD8149
1.50%, due 06/01/51	1,992	1,540
TOTAL MORTGAGE-BACKED SECURITIES – 3.2%
(Cost $201,429)		199,758
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-147-Class A2
3.00%, due 06/25/32 (c)	40,000	35,611
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-155-Class A2
4.25%, due 04/25/33	27,000	26,527

OAKMARK FUNDS

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 37.2% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1% (cont.)
Bank, Series 2022-BNK40-Class A4
3.507%, due 03/15/64 (c)	$26,302	$22,876
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-148-Class A2
3.50%, due 07/25/32 (c)	20,000	18,529
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA5-Class M1A, 144A
8.017% (SOFR30A + 2.950%), due 06/25/42 (c) (d)	15,949	16,236
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6- Class M1A, 144A
7.217% (SOFR30A + 2.150%), due 09/25/42 (c) (d)	13,045	13,124
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1522-Class A2
2.361%, due 10/25/36	14,500	11,151
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
7.817% (SOFR30A + 2.750%), due 05/25/42 (c) (d)	8,985	9,159
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-145-Class A2
2.58%, due 05/25/32	10,000	8,628
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1-Class M1A, 144A
6.067% (SOFR30A + 1.000%), due 01/25/42 (c) (d)	8,051	7,911
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A
2.81%, due 12/25/51 (c) (d)	10,168	7,741
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1521-Class A2
2.184%, due 08/25/36	5,000	3,750
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
7.067% (SOFR30A + 2.000%), due 04/25/42 (c) (d)	3,716	3,727
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A
3.303%, due 11/25/52 (c) (d)	4,672	3,726
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-1517-Class A2
1.716%, due 07/25/35	4,000	2,942
Bank, Series 2022-BNK40-Class AS
3.507%, due 03/15/64 (c)	3,500	2,848
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03-Class 1M1, 144A
7.167% (SOFR30A + 2.100%), due 03/25/42 (c) (d)	1,297	1,302
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.114%, due 08/25/52 (c) (d)	900	696
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
(Cost $203,646)		196,484
BANK LOANS – 1.1%(e)
HEALTH CARE – 0.3%
Medline Borrower LP USD Term Loan B
8.352% (1 mo. SOFR + 3.250%), due 10/23/28 (c)	22,352	22,079
INDUSTRIALS – 0.3%
Skymiles IP Ltd. 2020 Term Loan B
8.798% (3 mo. SOFR + 3.750%), due 10/20/27 (c)	12,600	13,076
Uber Technologies, Inc. 2023 Term Loan B
8.026% (3 mo. SOFR + 2.750%), due 03/03/30 (c)	5,970	5,965
		19,041
ENERGY – 0.3%
Championx Corp. 2022 Term Loan B1
8.50% (1 mo. SOFR + 3.250%), due 06/07/29 (c)	16,376	16,369
FINANCIALS – 0.2%
Allspring Buyer LLC Term Loan B
8.753% (3 mo. SOFR + 3.250%), due 11/01/28 (c)	1,132	1,112
Citadel Securities LP 2022 Incremental Term Loan B
8.217% (1 mo. SOFR + 3.000%), due 02/02/28 (c)	9,974	9,954
		11,066
Total Bank Loans
(Cost $68,291)		68,555
TOTAL FIXED INCOME – 37.2%
(Cost $2,480,310)		2,331,879

SHORT-TERM INVESTMENTS – 2.3%

REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $142,897, collateralized by United States Treasury Notes, 0.375% - 3.875% due 01/15/26 - 01/31/26, aggregate value plus accrued interest of $145,694 (Cost: $142,838)	142,838	142,838
TOTAL SHORT-TERM INVESTMENTS – 2.3%
(Cost $142,838)		142,838

Oakmark.com

Oakmark Equity and Income Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

TOTAL INVESTMENTS – 100.0%
(Cost $5,243,578)	6,258,480
Other Assets In Excess of Liabilities – 0.0% (f)	2,358
NET ASSETS – 100.0%	$6,260,838

(a)	Non-income producing security
(b)	Security is perpetual and has no stated maturity date.
(c)	Floating Rate Note. Rate shown is as of June 30, 2023.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(f)	Amount rounds to less than 0.1%.
Abbreviations:

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 0.5%
FINANCIALS – 0.5%
FINANCIAL SERVICES –– 0.5%
Corebridge Financial, Inc. (a)	29	$512
TOTAL COMMON STOCKS – 0.5%
(Cost $471)		512

PREFERRED STOCKS – 0.7%
COMMUNICATION SERVICES – 0.7%
Liberty Broadband Corp. (b), 7.00%	31	706
TOTAL PREFERRED STOCKS – 0.7%
(Cost $821)		706

	Par Value	Value
FIXED INCOME – 95.7%
CORPORATE BONDS – 42.2%
INDUSTRIALS – 9.3%
AutoNation, Inc.
3.85%, due 03/01/32	$1,000	848
BAT Capital Corp.
2.259%, due 03/25/28	1,000	857
Delta Air Lines, Inc./SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (c)	750	728
GXO Logistics, Inc.
2.65%, due 07/15/31	500	389
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (c)	1,000	834
Howmet Aerospace, Inc.
3.00%, due 01/15/29	550	481
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 144A
5.75%, due 04/01/33 (c)	500	470
MIWD Holdco II LLC/MIWD Finance Corp., 144A
5.50%, due 02/01/30 (c)	500	413
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	500	412
The Boeing Co.
2.70%, due 02/01/27	500	457
5.805%, due 05/01/50	310	309
3.625%, due 02/01/31	200	180
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (c)	1,100	1,012
United Parcel Service, Inc.
4.875%, due 03/03/33	500	505
Viterra Finance BV, 144A
2.00%, due 04/21/26 (c)	1,000	893
5.25%, due 04/21/32 (c)	250	240
		9,028
FINANCIALS – 7.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, due 06/06/28	500	496
3.40%, due 10/29/33	500	402
Ally Financial, Inc.
4.70%(7 year Treasury Constant Maturity Rate + 3.481%) (b) (d)	1,000	645
6.992%(SOFR + 3.260%), due 06/13/29 (d)	500	494
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (c)	750	585
Capital One Financial Corp.
3.95% (5 year Treasury Constant Maturity Rate + 3.157%) (b) (d)	500	371
Charles Schwab Corp.
5.853% (SOFR + 2.500%), due 05/19/34 (d)	1,000	1,015
Citigroup, Inc.
4.70% (SOFR + 3.234%) (b) (d)	500	429
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	943
Morgan Stanley
5.164% (SOFR + 1.590%), due 04/20/29 (d)	500	494
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
3.875%, due 03/01/31 (c)	500	405
4.00%, due 10/15/33 (c)	250	195
Truist Financial Corp.
5.867% (SOFR + 2.361%), due 06/08/34 (d)	500	500
		6,974
ENERGY – 6.4%
Boardwalk Pipelines LP
3.60%, due 09/01/32	1,000	849
Chesapeake Energy Corp., 144A
5.875%, due 02/01/29 (c)	1,117	1,061
Energy Transfer LP
4.15%, due 09/15/29	500	460
EQT Corp.
5.70%, due 04/01/28	1,000	987
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (c)	750	655
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	500	508
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	1,500	1,393
PDC Energy, Inc.
5.75%, due 05/15/26	315	314
		6,227
CONSUMER DISCRETIONARY – 4.7%
Brunswick Corp.
2.40%, due 08/18/31	1,100	843
Daimler Trucks Finance North America LLC, 144A
2.375%, due 12/14/28 (c)	1,000	866
Dick's Sporting Goods, Inc.
3.15%, due 01/15/32	500	410
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	500	432
M/I Homes, Inc.
3.95%, due 02/15/30	500	426

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 95.7% (cont.)
CORPORATE BONDS – 42.2% (cont.)
CONSUMER DISCRETIONARY – 4.7% (cont.)
Marriott International, Inc.
2.75%, due 10/15/33	$1,000	$795
ZF North America Capital, Inc., 144A
6.875%, due 04/14/28 (c)	750	759
		4,531
HEALTH CARE – 3.5%
Baxter International, Inc.
2.539%, due 02/01/32	685	555
CVS Health Corp.
5.25%, due 02/21/33	500	498
Embecta Corp., 144A
5.00%, due 02/15/30 (c)	330	274
Fortrea Holdings, Inc., 144A
7.50%, due 07/01/30 (c)	200	205
HCA, Inc.
3.50%, due 09/01/30	500	438
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	500	399
Tenet Healthcare Corp., 144A
6.75%, due 05/15/31 (c)	1,000	1,002
		3,371
MATERIALS – 3.0%
Anglo American Capital PLC, 144A
3.875%, due 03/16/29 (c)	1,000	909
ArcelorMittal SA
6.55%, due 11/29/27	1,000	1,025
Celanese U.S. Holdings LLC
6.379%, due 07/15/32	230	232
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (c)	1,000	805
		2,971
COMMUNICATION SERVICES – 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, due 02/01/32	270	205
Netflix, Inc., 144A
4.875%, due 06/15/30 (c)	1,000	984
Warnermedia Holdings, Inc.
4.054%, due 03/15/29	1,000	914
		2,103
REAL ESTATE – 1.9%
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	805
Cushman & Wakefield US Borrower LLC, 144A
6.75%, due 05/15/28 (c)	660	597
GLP Capital LP/GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	432
		1,834
CONSUMER STAPLES – 1.8%
Altria Group, Inc.
2.45%, due 02/04/32	1,250	975
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (c)	750	751
		1,726
UTILITIES – 1.4%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (c)	500	504
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (d)	1,000	851
		1,355
INFORMATION TECHNOLOGY – 0.8%
Micron Technology, Inc.
2.703%, due 04/15/32	1,000	789
Total Corporate Bonds
(Cost $44,745)		40,909

GOVERNMENT AND AGENCY SECURITIES – 19.1%
U.S. GOVERNMENT NOTES – 11.9%
U.S. Treasury Notes
3.875%, due 12/31/29	2,500	2,478
3.50%, due 01/31/30	2,500	2,426
0.625%, due 08/15/30	3,000	2,390
2.875%, due 05/15/32	1,500	1,391
4.125%, due 11/15/32	1,000	1,022
2.75%, due 08/15/32	1,000	916
1.625%, due 05/15/31	1,000	850
		11,473
U.S. GOVERNMENT BONDS – 5.7%
U.S. Treasury Bonds
3.00%, due 08/15/52	2,500	2,125
3.625%, due 05/15/53	1,500	1,442
1.875%, due 11/15/51	1,250	825
3.375%, due 08/15/42	500	454
2.00%, due 11/15/41	500	366
2.00%, due 08/15/51	500	341
		5,553
U.S. GOVERNMENT AGENCIES – 1.5%
Federal Home Loan Mortgage Corp.,
5.05%, due 01/28/26	1,000	988
Federal Home Loan Banks,
5.75%, due 05/25/28	500	496
		1,484
Total Government and Agency Securities
(Cost $19,445)		18,510
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-157-Class A2
3.99%, due 05/25/33 (d)	3,325	3,200
Bank, Series 2022-BNK40-Class A4
3.507%, due 03/15/64 (d)	3,600	3,131

Oakmark.com

Oakmark Bond Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 95.7% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7% (cont.)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-153-Class A2
3.82%, due 12/25/32 (d)	$2,000	$1,898
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06-Class 1M1, 144A
7.817% (SOFR30A + 2.750%), due 05/25/42 (c) (d)	1,270	1,294
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04-Class 1M1, 144A
7.067% (SOFR30A + 2.000%), due 03/25/42 (c) (d)	944	946
JP Morgan Mortgage Trust, Series 2022-3-Class B1, 144A
3.114%, due 08/25/52 (c) (d)	973	752
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K-072-Class A2
3.444%, due 12/25/27	750	714
JP Morgan Mortgage Trust, Series 2022-8-Class B2, 144A
4.674%, due 01/25/53 (c) (d)	601	516
JP Morgan Mortgage Trust, Series 2020-5-Class B1, 144A
3.578%, due 12/25/50 (c) (d)	468	397
Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3-Class M1A, 144A
7.067% (SOFR30A + 2.000%), due 04/25/42 (c) (d)	374	375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%
(Cost $13,868)		13,223

ASSET BACKED SECURITIES – 8.2%
Hpefs Equipment Trust, Series 2022-3A-Class-C, 144A,
6.13%, due 08/20/29 (c)	1,000	994
Ford Credit Auto Owner Trust, Series 2022-C-Class C,
5.22%, due 03/15/30	1,000	981
Carvana Auto Receivables Trust, Series 2022-P1-Class D,
4.80%, due 01/10/29	1,000	916
Carvana Auto Receivables Trust, Series 2021-P1-Class D,
1.82%, due 12/10/27	880	767
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	720
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class B, 144A,
5.74%, due 07/16/29 (c)	500	496
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1-Class C, 144A,
5.98%, due 07/15/30 (c)	500	495
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	500	493
Santander Drive Auto Receivables Trust, Series 2022-5-Class C,
4.74%, due 10/16/28	500	484
CarMax Auto Owner Trust , Series 2022-2-Class D,
4.75%, due 10/16/28	500	474
Sierra Timeshare Receivables Funding LLC, Series 2022-1A-Class C, 144A,
3.94%, due 10/20/38 (c)	477	442
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	420	416
Carvana Auto Receivables Trust, Series 2023-P2-Class N, 144A,
8.64%, due 06/10/30 (c)	230	230
Total Asset Backed Securities
(Cost $8,090)		7,908

BANK LOANS – 6.4%(e)
HEALTH CARE – 2.0%
Owens & Minor, Inc. 2022 Term Loan B
8.715% - 8.952% (1 mo. SOFR + 3.750%), due 03/29/29 (d)	469	468
Medline Borrower LP USD Term Loan B
8.352% (1 mo. SOFR + 3.250%), due 10/23/28 (d)	742	733
Fortrea Holdings, Inc. Term Loan B
0.00%, due 06/12/30 (f)	750	750
		1,951
FINANCIALS – 1.4%
Allspring Buyer LLC Term Loan B
8.753% (3 mo. SOFR + 3.250%), due 11/01/28 (d)	377	371
Citadel Securities LP 2022 Incremental Term Loan B
8.217% (1 mo. SOFR + 3.000%), due 02/02/28 (d)	993	991
		1,362
ENERGY – 1.0%
Championx Corp. 2022 Term Loan B1
8.50% (1 mo. SOFR + 3.250%), due 06/07/29 (d)	993	992
CONSUMER DISCRETIONARY – 1.0%
Carrols Restaurant Group, Inc. Term Loan B
8.452% (1 mo. SOFR + 3.250%), due 04/30/26 (d)	981	941

OAKMARK FUNDS

Oakmark Bond Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 95.7% (cont.)
BANK LOANS – 6.4%(e) (cont.)
INDUSTRIALS – 1.0%
Skymiles IP Ltd. 2020 Term Loan B
8.798% (3 mo. SOFR + 3.750%), due 10/20/27 (d)	$900	$934
Total Bank Loans
(Cost $6,056)		6,180

MORTGAGE-BACKED SECURITIES – 6.1%
Federal National Mortgage Association, Pool FM7408
2.50%, due 05/01/51	2,677	2,274
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	1,874	1,803
Federal Home Loan Mortgage Corp., Pool SD1724
4.00%, due 09/01/52	972	914
Federal National Mortgage Association, Pool MA4700
4.00%, due 08/01/52	956	897
TOTAL MORTGAGE-BACKED SECURITIES – 6.1%
(Cost $5,943)		5,888
TOTAL FIXED INCOME – 95.7%
(Cost $98,147)		92,618

SHORT-TERM INVESTMENTS – 2.3%
REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 5.05% dated 06/30/23 due 07/03/23, repurchase price $2,242, collateralized by a United States Treasury Note, 0.375% due 01/31/26, value plus accrued interest of $2,286 (Cost: $2,241)	2,241	2,241
TOTAL SHORT-TERM INVESTMENTS – 2.3%
(Cost $2,241)		2,241
TOTAL INVESTMENTS – 99.2%
(Cost $101,680)		96,077
Other Assets In Excess of Liabilities – 0.8%		729
NET ASSETS – 100.0%		$96,806

(a)	All or a portion of this investment is held in connection with one or more options within the Fund.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(d)	Floating Rate Note. Rate shown is as of June 30, 2023.
(e)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:

REIT: Real Estate Investment Trust

SOFR: Secured Overnight Financing Rate

Oakmark.com

Oakmark Bond Fund	June 30, 2023 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Corebridge Financial, Inc.	$16.88	1/19/24	(290)	$(512)	$(67)	$(46)	$(21)
				$(512)	$(67)	$(46)	$(21)

OAKMARK FUNDS

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”), and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME.

If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. Effective as of September 8, 2022, the Board approved changes to the Funds’ valuation procedures to comply with Rule 2a-5 and designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2023, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Oakmark
Common Stocks	$15,791,558	$0	$0
Short-Term Investments	0	1,170,126	0
Call Options Written	(62,235)	0	0
Put Options Written	(329)	0	0
Total	$15,728,994	$1,170,126	$0

Select
Common Stocks	$5,032,990	$0	$0
Short-Term Investments	0	381,180	0
Total	$5,032,990	$381,180	$0

Global
Common Stocks	$1,237,036	$0	$0
Short-Term Investments	0	40,489	0
Total	$1,237,036	$40,489	$0

Global Select
Common Stocks	$1,028,656	$0	$0
Preferred Stocks	41,973	0	0
Short-Term Investments	0	38,752	0
Total	$1,070,629	$38,752	$0

International
Common Stocks	$20,264,191	$24,255	$0
Preferred Stocks	361,922	0	0
Short-Term Investments	0	598,767	0
Total	$20,626,113	$623,022	$0

Int'l Small Cap
Common Stocks	$1,319,495	$20,285	$0
Short-Term Investments	0	30,383	0
Total	$1,319,495	$50,668	$0

Equity and Income
Common Stocks	$3,778,602	$0	$0
Preferred Stocks	5,161	0	0
Corporate Bonds	0	1,065,095	0
Government and Agency Securities	0	584,550	0
Asset Backed Securities	0	217,437	0
Mortgage-Backed Securities	0	199,758	0
Collateralized Mortgage Obligations	0	196,484	0
Bank Loans	0	68,555	0
Short-Term Investments	0	142,838	0
Total	$3,783,763	$2,474,717	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Bond
Common Stocks	$512	$0	$0
Preferred Stocks	706	0	0
Corporate Bonds	0	40,909	0
Government and Agency Securities	0	18,510	0
Collateralized Mortgage Obligations	0	13,223	0
Asset Backed Securities	0	7,908	0
Bank Loans	0	6,180	0
Mortgage-Backed Securities	0	5,888	0
Short-Term Investments	0	2,241	0
Call Options Written	(67)	0	0
Total	$1,151	$94,859	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2023, none of the Funds had outstanding forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2023, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At June 30, 2023, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2023, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended June 30, 2023. There were no purchased options outstanding at June 30, 2023.

Oakmark, Select and Bond used options written for tax management purposes and as an investment strategy in an effort to increase the Funds' returns during the period ended June 30, 2023. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended June 30, 2023, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$52,979	$(159,370)
Select	37,052	(45,560)
Bond	---	(92)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2023, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2023, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2023. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

Effective August 1, 2023, Eric Liu was added as a portfolio manager to the Oakmark International Fund. Mr. Liu is a Vice President, portfolio manager and analyst of the Adviser. He joined the Adviser in 2009.